S000026652 [Member] Expense Example - iShares Core 10+ Year USD Bond ETF - iShares Core 10+ Year USD Bond ETF	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77